Omnibus Incentive Compensation Plan	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Omnibus Incentive Compensation Plan

10. Omnibus Incentive Compensation Plan

Details of the Partnership’s Omnibus Incentive Compensation Plan are discussed in Note 14 of the Partnership’s Consolidated Financial Statements for the year ended December 31, 2020.

The following table contains details of our plan:

	Equity compensation plan
Unvested Units	Units	Amount

Unvested on January 1, 2021	412,916	4,637
Vested	—	—
Unvested on June 30, 2021	412,916	4,637

As of June 30, 2021 the unvested units accrued $454 of distributions.

For the six-month periods ended June 30, 2021 and 2020 the equity compensation expense that has been charged in the unaudited condensed consolidated statements of comprehensive income was $1,013 and $1,019 respectively. This expense has been included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income.

As of June 30, 2021 the total unrecognized compensation cost related to non-vested awards is $1,030 and is expected to be recognized over the current year. The Partnership uses the straight-line method to recognize the cost of the awards.